Leases - Maturity of lease liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Maturities of lease liabilities
2025	$ 23
2026	4
2027	0
2028	0
2029	0
Total operating lease payments	27
Less: imputed interest	(1)
Present value of operating lease liabilities	$ 26